Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance above for the years ended March 31, 2022, 2023 and 2024 consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024

Liabilities for quality assurance at beginning of year	1,482,872	1,555,711	1,686,357
Additional provisions	362,180	400,419	489,967
Utilization	(278,094)	(229,623)	(340,872)
Reversals	(32,124)	(59,758)	(37,664)
Other	20,877	19,608	38,526

Liabilities for quality assurance at end of year	1,555,711	1,686,357	1,836,314

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures
The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2022, 2023 and 2024.

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Liabilities for recalls and other safety measures at beginning of year	1,093,689	1,171,213	1,194,156
Additional provisions	245,542	231,874	288,278
Utilization	(165,482)	(178,124)	(188,902)
Reversals	(9,389)	(35,643)	(31,248)
Other	6,853	4,836	9,406

Liabilities for recalls and other safety measures at end of year	1,171,213	1,194,156	1,271,690